Submission	Apr. 30, 2025
Submission [Line Items]
Central Index Key	0001385157
Registrant Name	TE Connectivity plc
Registration File Number	333-282440
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES